Maturities of long-term Debt (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 0
2017	35,000
2018	59,467
2019	60,048
2020	50,421
thereafter	0
Long-term Debt, Total	204,936
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
2020	50,421
Long-term Debt, Total	50,421
Convertible Debentures
Debt Instrument [Line Items]
2018	59,467
2019	60,048
Long-term Debt, Total	119,515
Senior Secured Notes
Debt Instrument [Line Items]
2017	35,000
Long-term Debt, Total	$ 35,000